Financial assets at fair value through the income statement (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Loans and advances	£ 182,507	£ 145,259
Reverse repurchase agreements and other similar secured lending	725	3,177
Other financial assets	1,503	994
Financial assets at fair value through profit or loss	211,128	188,226
Net gains on financial instruments designated at fair value
Disclosure of financial assets [line items]
Loans and advances	1,679	2,813
Debt securities	205	318
Other financial assets	1	0
Financial assets at fair value through profit or loss	1,885	3,131
Net gains on financial instruments mandatorily at fair value
Disclosure of financial assets [line items]
Loans and advances	36,511	33,089
Debt securities	3,012	1,937
Equity securities	4,934	4,798
Reverse repurchase agreements and other similar secured lending	164,698	145,186
Other financial assets	88	85
Financial assets at fair value through profit or loss	£ 209,243	£ 185,095